STOCKHOLDERS' EQUITY (Details 1)	Sep. 30, 2020 $ / shares	Dec. 31, 2019 $ / shares [1]	Dec. 31, 2018 $ / shares Segment
Equity Option [Member]
Calculated stock price			$ 0.04
Minimum [Member]
Exercise price	$ 2.00	$ 0.02	0.20	[1]
Maximum [Member]
Exercise price	0.016	$ 2.00	$ 2.50	[1]
Conversion price [Member]
Exercise price	$ 0.05
Risk free interest rate [Member]
Warrants percentage	1.35%
Fair value measurement input | Segment			0.0277
Expected life of derivative liability [Member]
Expected life of warrants	3 years		10 years
Expected volatility of underlying stock [Member]
Fair value measurement input | Segment			174.91
Expected volatility of underlying stock [Member] | Minimum [Member]
Warrants percentage	190.40%
Expected volatility of underlying stock [Member] | Maximum [Member]
Warrants percentage	216.90%
Expected dividend rate [Member]
Warrants percentage	0.00%
Fair value measurement input			0

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.